INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal statutory income tax rate	$ (71,366)	$ (33,517)	$ (21,927)
U.S. REIT income	77,254	42,501	23,241
Cellulosic Biofuel Producer tax credit	(10,814)	0	0
Change in valuation allowance	2,271	(9,574)	(3,939)
REIT Built-in Gain	0	0	(2,516)
State Income Tax, Net of Federal Benefit	833	1,322	1,424
Bainbridge Landing JV, NCI	122	0	2,496
Other	2,722	(1,025)	(1,891)
Total	$ 1,022	$ (293)	$ (3,112)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	(21.00%)	(21.00%)	(21.00%)
U.S. REIT income	22.80%	26.60%	22.20%
Cellulosic Biofuel Producer tax credit	(3.20%)	0.00%	0.00%
Change in valuation allowance	0.70%	(6.00%)	(3.80%)
REIT Built-in Gain	0.00%	0.00%	(2.40%)
State Income Tax, Net of Federal Benefit	0.20%	0.80%	1.40%
Bainbridge Landing JV, NCI	0.00%	0.00%	2.40%
Other	0.80%	(0.60%)	(1.80%)
Income tax benefit (expense) as reported for net income	0.30%	(0.20%)	(3.00%)